Consolidated shareholders’ equity - Summary of Number of Restricted Shares Not Yet Fully Vested (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Restricted shares
Disclosure of classes of share capital [line items]
Total expense for restricted share plans	€ 206	€ 193	€ 222
Number of shares not yet fully vested (in shares)	9,121,573	9,507,849	10,546,612
Restricted Share Plan 2022
Disclosure of classes of share capital [line items]
Number of shares not yet fully vested (in shares)	3,206,861	0	0
Restricted share plan 2021
Disclosure of classes of share capital [line items]
Number of shares not yet fully vested (in shares)	3,097,531	3,364,895	0
Restricted share plan 2020
Disclosure of classes of share capital [line items]
Number of shares not yet fully vested (in shares)	2,817,181	3,014,496	3,284,558
Restricted share plan 2019
Disclosure of classes of share capital [line items]
Number of shares not yet fully vested (in shares)	0	3,128,458	3,375,717
Restricted share plan 2018
Disclosure of classes of share capital [line items]
Number of shares not yet fully vested (in shares)	0	0	3,886,337